Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Opening balance	$ (33,490)	$ (36,247)	$ (5,116)
Accumulated loss			(23,132)
Bad debt			(397)
Obsolete inventory			(7,104)
Effect of exchange rate	956	2,757	(498)
Total	$ (32,534)	$ (33,490)	$ (36,247)